Related Parties - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Percentage of shareholders to gain majority for change in control	35.00%
Associates
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 19	$ 0	$ 0
Purchases and services acquired from related parties	12	19	16
Outstanding balances arising from sale of goods and services due by related parties	19	19	7
Joint ventures
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	7	10	12
Purchases and services acquired from related parties	1	0	3
Outstanding balances arising from sale of goods and services due by related parties	$ 1	$ 0	$ 2
CEO
Disclosure of transactions between related parties [line items]
Notice Period	12 months
Change of control	12 months
CFO
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months
EXCO
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months